Capital Stock	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Capital Stock
13. Capital Stock
The authorized capital stock of Teekay at December 31, 2019, 2018, and 2017, was 25 million shares of Preferred Stock, with a par value of $1 per share, and 725 million shares of Common Stock, with a par value of $0.001 per share. As at December 31, 2019, 100,784,422 shares of Common Stock (2018 – 100,435,210) were issued and outstanding and no shares of Preferred Stock issued.

In April 2019, Teekay filed a continuous offering program (or COP) under which Teekay may issue shares of its common stock, at market prices up to a maximum aggregate amount of $63.0 million. No shares of common stock have been issued under this COP as of December 31, 2019.
During 2018, Teekay completed a public offering of 10.0 million common shares priced at $9.75 per share, raising net proceeds of approximately $93.0 million and issued 1.1 million shares of common stock as part of a COP initiated in 2016 generating net proceeds of $10.7 million.

Dividends may be declared and paid out of surplus, but if there is no surplus, dividends may be declared or paid out of the net profits for the fiscal year in which the dividend is declared and for the preceding fiscal year. Surplus is the excess of the net assets of the Company over the aggregated par value of the issued shares of the Teekay. Subject to preferences that may apply to any shares of preferred stock outstanding at the time, the holders of common stock are entitled to share equally in any dividends that the Board of Directors may declare from time to time out of funds legally available for dividends.

On July 2, 2010, the Company amended and restated its Shareholder Rights Agreement (the Rights Agreement), which was originally adopted by the Board of Directors in September 2000. In September 2000, the Board of Directors declared a dividend of one common share purchase right (or a Right) for each outstanding share of the Company’s common stock. These Rights continue to remain outstanding and will not be exercisable and will trade with the shares of the Company’s common stock until after such time, if any, as a person or group becomes an “acquiring person” as set forth in the amended Rights Agreement. A person or group will be deemed to be an “acquiring person,” and the Rights generally will become exercisable, if a person or group acquires 20% or more of the Company’s common stock, or if a person or group commences a tender offer that could result in that person or group owning more than 20% of the Company’s common stock, subject to certain higher thresholds for existing shareholders that owned in excess of 15% of the Company’s common stock when the Rights Agreement was amended. Once exercisable, each Right held by a person other than the “acquiring person” would entitle the holder to purchase, at the then-current exercise price, a number of shares of common stock of the Company having a value of twice the exercise price of the Right. In addition, if the Company is acquired in a merger or other business combination transaction after any such event, each holder of a Right would then be entitled to purchase, at the then-current exercise price, shares of the acquiring company’s common stock having a value of twice the exercise price of the Right. The amended Rights Agreement will expire on July 1, 2020, unless the expiry date is extended or the Rights are earlier redeemed or exchanged by the Company.
Stock-based compensation
In March 2013, the Company adopted the 2013 Equity Incentive Plan (or the 2013 Plan) and suspended the 1995 Stock Option Plan and the 2003 Equity Incentive Plan (collectively referred to as the Plans). As at December 31, 2019, the Company had reserved 5,606,429 (2018 – 5,777,326) shares of Common Stock pursuant to the 2013 Plan, for issuance upon the exercise of options or equity awards granted or to be granted.

During the years ended December 31, 2019, 2018 and 2017, the Company granted options under the 2013 Plan to acquire up to 2,525,113, 1,048,916 and 732,314 shares of Common Stock, respectively, to certain eligible officers, employees and directors of the Company. The options under the Plans have ten-year terms and vest equally over three years from the grant date. All options outstanding as of December 31, 2019, expire between March 8, 2020 and March 14, 2029, ten years after the date of each respective grant.

A summary of the Company’s stock option activity and related information for the years ended December 31, 2019, 2018, and 2017, are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	3,754	15.54	3,600	22.96	3,367	29.16
Granted	2,525	3.98	1,052	8.67	732	10.18
Exercised	—	—	(2)	9.44	(3)	9.44
Forfeited / expired	(308)	11.07	(896)	37.44	(496)	46.27
Outstanding – end of year	5,971	10.88	3,754	15.54	3,600	22.96
Exercisable – end of year	2,565	18.25	1,954	21.35	2,221	29.76

A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2019, 2018 and 2017, are as follows:

	December 31, 2019		December 31, 2018		December 31, 2017
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,800	4.25	1,379	4.44	1,096	4.30
Granted	2,525	1.53	1,052	4.21	732	4.71
Vested	(807)	4.18	(609)	4.65	(399)	4.62
Forfeited	(111)	3.33	(22)	3.93	(50)	3.94
Outstanding non-vested stock options – end of year	3,407	2.28	1,800	4.25	1,379	4.44

The weighted average grant date fair value for non-vested options forfeited in 2019 was $0.4 million (2018 – $0.1 million, 2017 – $0.2 million).

As of December 31, 2019, there was $3.0 million of total unrecognized compensation cost related to non-vested stock options granted under the Plans. Recognition of this compensation cost over the next three years is expected to be $1.9 million (2020), $1.0 million (2021) and $0.2 million (2022). During the years ended December 31, 2019, 2018, and 2017, the Company recognized $3.0 million, $2.8 million and $1.7 million, respectively, of compensation cost relating to stock options granted under the Plans. The intrinsic value of options exercised during 2019 was $nil, during 2018 was $nil and during 2017 was $0.03 million.

As at December 31, 2019, the intrinsic value of outstanding and exercisable stock options was $3.3 million (2018 – $nil). As at December 31, 2019, the weighted-average remaining life of options vested and expected to vest was 7.3 years (2018 – 6.7 years).

Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2019 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	2,496	9.2	3.98	—	0.0	—
$5.00 – $9.99	1,788	7.3	9.00	1,108	6.8	9.20
$10.00 – $19.99	693	7.2	10.18	462	7.2	10.18
$20.00 – $24.99	280	0.2	24.42	280	0.2	24.42
$25.00 – $29.99	348	2.2	27.69	349	2.2	27.69
$30.00 – $39.99	94	2.4	34.42	94	2.4	34.42
$40.00 – $49.99	257	5.2	43.99	257	5.2	43.99
$50.00 – $59.99	15	4.2	56.76	15	4.2	56.76
	5,971	7.3	10.88	2,565	5.2	18.25

The weighted-average grant-date fair value of options granted during 2019 was $1.53 per option (2018 – $4.21, 2017 – $4.71). The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 65.2% in 2019, 64.8% in 2018 and 62.4% in 2017; expected life of 5.5 years in 2019, 5.5 years in 2018 and 6 years in 2017; dividend yield of 5.9% in 2019, 2.5% in 2018 and 2.5% in 2017; risk-free interest rate of 2.5% in 2019, 2.6% in 2018, and 2.0% in 2017; and estimated forfeiture rate of 6.0% in 2019, 7.4% in 2018 and 7.0% in 2017. The expected life of the options granted was estimated using the historical exercise behavior of employees. The expected volatility was generally based on historical volatility as calculated using historical data during the five years prior to the grant date.

The Company grants restricted stock units and performance share units to certain eligible officers and employees of the Company. Each restricted stock unit and restricted stock award is equal in value to one share of the Company’s common stock plus reinvested dividends from the grant date to the vesting date. The restricted stock units vest equally over three years from the grant date. Upon vesting, the value of the restricted stock units and restricted stock awards are paid to each grantee in the form of shares.

During 2019, the Company granted 808,391 restricted stock units with a fair value of $3.2 million, to certain of the Company’s employees. During 2019, a total of 880,871 restricted stock units with a market value of $18.1 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 483,431 shares of common stock. During 2018, the Company granted 625,878 restricted stock units with a fair value of $5.4 million, to certain of the Company’s employees. During 2018, a total of 563,588 restricted stock units with a market value of $15.2 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 311,124 shares of common stock. During 2017, the Company granted 349,175 restricted stock units with a fair value of $3.6 million, to certain of the Company’s employees. During 2017, a total of 129,106 restricted stock units with a market value of $3.2 million vested and that amount, net of withholding taxes, was paid to grantees by issuing 73,078 shares of common stock. For the year ended December 31, 2019, the Company recorded an expense of $3.3 million (2018 – $3.0 million, 2017 – $4.0 million) related to the restricted stock units and performance share units.

During 2019, the Company also granted 111,808 (2018 – 79,869 and 2017 – 89,387) shares as restricted stock awards with a fair value of $0.4 million (2018 – $0.7 million and 2017 – $0.9 million), based on the quoted market price, to certain of the Company’s directors. The shares of restricted stock are issued when granted.

Share-based Compensation of Subsidiaries

During the years ended December 31, 2019, 2018 and 2017, 35,419, 17,498 and 17,345 common units of Teekay LNG, respectively, and 19,918, 21,004 and nil shares of Class A common stock of Teekay Tankers, respectively, with aggregate values of $0.7 million, $0.5 million, and $0.3 million, respectively, were granted and issued to the non-management directors of the general partner of Teekay LNG and the non-management directors of Teekay Tankers as part of their annual compensation for 2019, 2018 and 2017.

Teekay LNG and Teekay Tankers grant equity-based compensation awards as incentive-based compensation to certain employees of Teekay’s subsidiaries that provide services to Teekay LNG and Teekay Tankers. During March 2019, 2018 and 2017, Teekay LNG granted phantom unit awards and Teekay Tankers granted restricted stock-based compensation awards with respect to 80,100, 62,283 and 60,809 units of Teekay LNG and 99,056, 95,330 and 47,805 Class A common shares of Teekay Tankers, respectively, with aggregate grant date fair values of $2.0 million, $2.1 million and $1.8 million, respectively, based on Teekay LNG and Teekay Tankers’ closing unit or stock prices on the grant dates.

Each phantom unit or restricted stock unit is equal in value to one of Teekay LNG’s or Teekay Tankers’ common units or common shares plus reinvested distributions or dividends from the grant date to the vesting date. The awards vest equally over three years from the grant date. Any portion of an award that is not vested on the date of a recipient’s termination of service is canceled, unless their termination arises as a result of the recipient’s retirement, in which case the award will continue to vest in accordance with the vesting schedule. Upon vesting, the awards are paid to a substantial majority of the grantees in the form of common units or common shares, net of withholding tax.

During March 2019, 2018 and 2017, Teekay Tankers granted 218,223, 92,041 and 60,791 stock options, respectively, with an exercise price of $8.00, $9.76 and $17.84 per share that have a ten-year term and vest equally over three years from the grant date to an officer of Teekay Tankers and to certain employees at Teekay that provide services to Teekay Tankers. During March 2019, 2018 and 2017, Teekay Tankers also granted 58,843, 63,012 and 49,552 stock options, respectively, with an exercise price of $8.00, $9.76 and $17.84 per share that have a ten-year term and vest immediately to non-management directors of Teekay Tankers.